INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

7.      INTANGIBLE ASSETS

As of December 31, 2025, intangible assets mainly include cloud computing or office administration software. These intangible assets were originally recorded at fair values and are stated net of accumulated amortization and impairment, if any. These intangible assets are being amortized over their useful lives of 5-10 years.

As mentioned in Note 1, the Company obtained the license of FOLOTYN® in 2023 under the FOLOTYN® Assignment Agreement and Payment Agreement which includes certain Deferred Payments. Considering the uncertainties related to the renewal of the drug approval in China, the Company believed it was not probable that the Deferred Payments would be paid. The Company recorded the intangible asset (License of FOLOTYN®) in amount of US$ 2 million which equals to the initial one-time payment, which is amortized over the remaining initial drug approval period (i.e. 23 months) using the straight-line method. In January 2026, the Company received a formal notice form the NMPA that the Company’s renewal application for FOLOTYN® was not granted so the Company will not incur any sale of FOLOTYN® in China pursuant to the relevant regulations and rules. No Deferred Payments will be made.

In 2024, due to lower-than-expected market condition, the Company determined that the carrying value of the intangible asset of FOLOTYN® license was not recoverable and should be impaired. The Company recognized an impairment loss of $0.7 million in its consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

Intangible assets at December 31, 2025 and 2024 consists of the following:

(In thousands)
Asset as of December 31, 2025	Purchase Price	Accumulated Amortization	Impairment	Carrying Amount
License of FOLOTYN®	2,000	(1,304)	(696)	—
Others	471	(250)	—	221
Total	$2,471	$(1,554)	$(696)	$221

(In thousands)
Asset as of December 31, 2024	Purchase Price	Accumulated Amortization	Impairment	Carrying Amount
License of FOLOTYN®	$2,000	(1,304)	(696)	$—
Others	457	(219)	—	238
Total	$2,457	$(1,523)	$(696)	$238

The changes in intangible assets for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In thousands)	2025	2024	2023
Balance at the beginning of the year	$238	$1,839	$1,063
Addition	—	159	2,064
Amortization expense	(28)	(1,061)	(1,287)
Impairment	—	(696)	—
Foreign currency translation adjustment	11	(3)	(1)
Balance at the ending of the year	$221	$238	$1,839

Expected future amortization expense is as follows as of December 31, 2025:

(In thousands)
2026	$28
2027	28
2028	28
2029	28
2030	28
2031 and thereafter	81